Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 348,693,901.92
Total Fee Amount	48,154.63
Total Offset Amount	0.00
Net Fee	$ 48,154.63
Offering Table N/A
Offset Table N/A	N/A